Other Income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other Income	Other Income

		For the year ended December 31,
		2022	2021
	Note	$	$
Realized gain on equity securities		(15.6)	(2.0)
Unrealized loss (gain) on equity securities	14	18.0	(13.9)
Gain on disposition of intangible asset		(5.6)	—
Other		(1.7)	(1.3)
Total other income		(4.9)	(17.2)